14. Post-employment benefits (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current	$ 668	$ 887
Non-current	17,329	25,607
Total	17,997	26,494
Petros pension plan- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Total	5,585	10,231
Petros pension plan- non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Total	1,614	3,264
Petros pension plan- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Total	1,333
Petros pension plan- non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Total	951
PP2 [member]
Disclosure of net defined benefit liability (asset) [line items]
Current
Non-current	439	989
Total	439	989
AMS [member]
Disclosure of net defined benefit liability (asset) [line items]
Current	277	376
Non-current	7,779	11,610
Total	8,056	11,986
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current
Non-current	19	24
Total	$ 19	$ 24